UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2009

Date of reporting period:	09/30/2008

ITEM 1. - SCHEDULE OF INVESTMENTS

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
	September 30, 2008

		Percent of
Shares	Common Stock - 99.01%	Net Assets	Fair Value

	Basic Materials	3.20%
6,000	Freeport McMoran Copper & Gold, Inc.		$341,100
10,000	Nucor Corp.		395,000
3,500	Potash Corp. of Saskatchewan, Inc.		462,035
8,500	Praxair, Inc.		609,790
			1,807,925

	Consumer Discretionary	8.22%
3,000	Autozone, Inc. *		370,020
20,000	Best Buy Company, Inc.		750,000
15,000	Comcast Corp.		294,450
15,000	Lowe's Companies, Inc.		355,350
16,000	McDonald's Corp.		987,200
5,000	Nike, Inc.		334,500
20,000	Starbucks Corp. *		297,400
20,000	The McGraw-Hill Companies, Inc.		632,200
6,000	Target Corp.		294,300
25,000	Time Warner, Inc.		327,750
			4,643,170

	Consumer Staples	12.23%
25,000	ConAgra Foods, Inc.		486,500
36,000	CVS Caremark Corp.		1,211,760
7,000	General Mills, Inc.		481,040
27,000	Pepsico, Inc.		1,924,290
22,000	Procter & Gamble Co.		1,533,180
12,000	Sysco Corp.		369,960
15,000	Wal-Mart Stores, Inc.		898,350
			6,905,080

	Energy	12.75%
10,000	Apache Corporation		1,042,800
10,000	Baker Hughes, Inc.		605,400
10,000	Chevron Corp.		824,800
14,000	ConocoPhillips		1,025,500
14,000	Exxon Mobil Corp.		1,087,240
12,500	Occidental Petroleum Corp.		880,625
20,000	Peabody Energy Corp.		900,000
6,000	Schlumberger Limited		468,540
12,000	Valero Energy Corp.		363,600
			7,198,505
	Financials	14.78%
12	Berkshire Hathaway, Inc. - A *		1,567,200
30	Berkshire Hathaway, Inc. - B *		131,850
20,000	Citigroup, Inc.		410,200
7,000	Franklin Resources, Inc.		616,910
3,000	Goldman Sachs Group, Inc.		384,000
38,000	JPMorgan Chase & Co.		1,774,600
12,000	Legg Mason, Inc.		456,720
15,000	Morgan Stanley		345,000
35,000	US Bancorp		1,260,700
28,000	Wells Fargo & Company		1,050,840
9,000	Zions Bancorp.		348,300
			8,346,320

	Health Care	14.22%
19,000	Abbott Laboratories		1,094,020
11,000	Amgen, Inc. *		651,970
10,000	Baxter International, Inc.		656,300
12,000	Dentsply International, Inc.		450,480
25,000	Johnson & Johnson		1,732,000
10,000	Novartis AG		528,400
10,000	Quest Diagnostics, Inc.		516,700
11,000	Stryker Corporation		685,300
45,000	United Health Group, Inc.		1,142,550
10,000	Varian Medical Systems, Inc. *		571,300
			8,029,020

	Industrials	12.02%
14,000	3M Co.		$956,340
15,000	Danaher Corp.		1,041,000
6,000	FedEx Corporation		474,240
35,000	General Electric Co.		892,500
15,000	Honeywell International, Inc.		623,250
10,000	Roper Industries, Inc.		569,600
12,000	Terex Corp. *		366,240
12,000	Union Pacific Corp.		853,920
10,000	United Technologies Corp.		600,600
13,000	Waste Management, Inc.		409,370
			6,787,060

	Technology	16.72%
40,000	Cisco Systems, Inc.*		902,400
26,000	Dell, Inc. *		428,480
20,000	eBay, Inc. *		447,600
60,000	EMC Corp. *		717,600
28,000	Fiserv, Inc. *		1,324,960
15,000	Hewlett-Packard Co.		693,600
20,000	Intel Corp.		374,600
9,000	International Business Machines Corp.		1,052,640
10,000	Linear Technology Corp.		306,600
10,000	McAfee, Inc. *		339,600
40,000	Microsoft Corp.		1,067,600
45,000	Motorola, Inc.		321,300
35,000	Oracle Corp. *		710,850
35,000	Texas Instruments, Inc.		752,500
			9,440,330

	Telecommunications	2.13%
20,000	AT&T Inc.		558,400
20,000	Verizon Communications, Inc.		641,800
			1,200,200

	Utilities	2.74%
32,000	Duke Energy Corp.		557,760
10,000	PG & E Corp.		374,500
15,000	Questar Corp.		613,800
			1,546,060

Shares	Other Securities - 0.93%
524,507	Federated U.S. Treasury Cash Reserves	0.93%	524,507

	Total investments in securities (cost $53,793,402)	99.94%	$56,428,177
	Other assets, less liabilities	0.06%	31,421
	NET ASSETS	100.00%	$56,459,598

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at September 30, 2008 is as follows:
Federal tax cost of investments	$ 53,795,661

Unrealized appreciation	$ 9,378,648
Unrealized depreciation	$ (6,746,132)
Total	$ 2,632,516

The Fund adopted the provisions of the Financial Accounting Standards Board (FASB) Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements," (SFAS 157) effective at the fiscal year. SFAS 157 defines fair value and establishes a framework for measuring fair value. The various inputs that may be used to determine the value are summarized in the three levels listed below:

Level 1 - Valuation on identical investments on a primary, liquid exchange

Level 2 - Valuation based on similar investments on a key exchange, or on identical assets on a non-primary exchange

Level 3 - Direct market inputs are not available or sufficent for pricing determination, and valuation is based on the best available information in the circumstances

The following is a summary of the inputs used to value each of the Portfolio's investments as of
September 30, 2008:
Level 1	$ 55,437,742
Level 2	$ 990,435
Total	$ 56,428,177

STRATUS FUND, INC.
SCHEDULE OF INVESTMENTS
	September 30, 2008

GOVERNMENT SECURITIES PORTFOLIO

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	25.04%
$2,000,000	Farmer Mac 5.50% due 7/15/11		$2,110,094
2,000,000	Federal Home Loan Bank 4.50% due 8/14/09		2,022,646
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,097,505
2,500,000	Federal Home Loan Bank 5.00% due 03/09/12		2,593,915
2,000,000	Federal Home Loan Bank 5.25% due 03/13/09		2,018,792
1,000,000	Federal Home Loan Bank 5.375% due 6/14/13		1,052,480
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,043,705
			12,939,137

	Mortgage Backed Securities	26.33%
3,213,576	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		3,074,932
746,539	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		748,670
256,777	Federal Home Loan Mortgage Pool 5.00% due 10/01/12		257,655
308,731	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		313,798
380,103	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		386,699
134,515	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		137,001
1,643,712	Federal Home Loan Mortgage CMO 5.50% due 12/15/20		1,653,576
480,879	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		482,510
56,042	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		57,050
2,570,773	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		2,616,991
176,950	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		181,127
190,679	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		195,180
453,129	Government National Mortgage Assn. Pool 4.50% due 8/20/34		455,123
1,514,593	Government National Mortgage Assn. Pool 4.50% due 5/15/18		1,508,412
1,286,369	Government National Mortgage Assn. Pool 5.00% due 11/15/33		1,264,822
269,767	Government National Mortgage Assn. Pool 5.625% due 8/20/32		270,605
			13,604,151

	Treasury Notes/Bonds/Inflation Protected Securities	30.23%
1,000,000	US Treasury Note 2.625% due 5/31/10		1,011,172
1,000,000	US Treasury Note 3.125% due 10/15/08		1,000,938
1,000,000	US Treasury Note 3.125% due 4/30/13		1,008,594
3,000,000	US Treasury Note 3.375% due 9/15/09		3,042,657
1,000,000	US Treasury Note 3.50% due 5/31/13		1,024,531
2,000,000	US Treasury Note 4.875% due 10/31/08		2,006,562
2,000,000	US Treasury Note 5.125% due 5/15/16		2,200,938
2,099,560	US Treasury Inflation Protected Security 1.625% due 1/15/18		1,988,678
2,374,407	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,337,492
			15,621,562

	Corporate Bonds	13.24%
1,000,000	Archer Daniels 5.45% due 3/15/18		924,685
1,500,000	Caterpillar 4.50% due 6/15/09		1,491,294
1,000,000	Conoco Phillips 5.625% due 10/15/16		971,392
1,000,000	Lowe's Companies 5.60% due 9/15/12		1,019,933
1,000,000	SBC Communications 5.10% due 9/15/14		935,290
1,500,000	Wal-Mart Stores 4.55% due 5/01/13		1,496,933
			6,839,527

Shares	Other Securities	4.38%
2,265,327	Federated U.S. Treasury Cash Reserves		2,265,327

	Total investments in securities (cost $50,879,377)	99.22%	$51,269,704
	Other assets, less liabilities	0.78%	405,310
	TOTAL NET ASSETS	100.00%	$51,675,014

The cost basis of investments for federal income tax purposes at September 30, 2008 is as follows:
Federal tax cost of investments	$ 50,879,377

Unrealized appreciation	$ 800,860
Unrealized depreciation	$ (410,533)
Total	$ 390,327

The Fund adopted the provisions of the Financial Accounting Standards Board (FASB) Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements," (SFAS 157) effective at the beginning of the Fund's fiscal year. SFAS 157 defines fair value and establishes a framework for measuring fair value. The various inputs that may be used to determine the value are summarized in the three levels listed below:

Level 1 - Valuation on identical investments on a primary, liquid exchange

Level 2 - Valuation based on similar investments on a key exchange, or on identical assets on a non-primary exchange

Level 3 - Direct market inputs are not available or sufficent for pricing determination, and valuation is based on the best available information in the circumstances

The following is a summary of the inputs used to value each of the Portfolio's investments as of
September 30, 2008:
Level 1	$ 2,265,327
Level 2	$ 49,004,377
Total	$ 51,269,704

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 11/21/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 11/21/2008

By /s/ Jeffrey S. Jewel
Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 11/21/2008